VY T Rowe Price Diversified Mid Cap Growth Portfolio Expense Example - VY T Rowe Price Diversified Mid Cap Growth Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,630
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,055
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,346
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	$ 1,517